Operating Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating Segment Information
4.	OPERATING SEGMENT INFORMATION
In the prior years, the Group had identified three operating segments, investment banking segment, asset management segment and strategic investment segment. As a result of the business acquisitions in 2022, the Group updated its internal organizational structure and the financial measures provided to the
Group’s chief operating decision maker “CODM”.
These changes in segment reporting align with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of operating segments. These changes in segment presentation do not affect consolidated statements of financial position, consolidated statements of profit or loss and other comprehensive income or consolidated statements of cash flows. The Group retrospectively revised prior period segment information, to conform to current period presentation.

The Group now operates its businesses in four operating segments: capital market solutions segment, digital solutions and other services segment, fashion and luxury media advertising and marketing services segment and strategic investment segment. The following summary describes the operations in each of the Group’s reportable segment:
The Group’s reportable and operating segments are therefore as follows:

(a)
The capital market solutions segment assists customers in raising funds through equity and debt financing, private placements and debt issuances, providing financial advisory services (including but not limited to domestic and cross border advisory services for merger and acquisitions) and providing asset management products and services.

(b)
The digital solutions and other services segment, which arises from the business combination of AMTD Digital under common control during the current period, provides its institutional and corporate clients with exclusive, paid access to enhance their investor communication, investor relations and corporate communication to potentially maximize their valuation, as well as provides digital financial solution services.

(c)
The fashion and luxury media advertising and marketing services segment, which arises from the business acquisition of L’Officiel in current period, engages in the provision of print and digital advertising campaigns, licensing, and value-added marketing services including branded content, video production, social media activation, event creation, and experiential marketing, among other services.

(d)
The strategic investment segment engages in proprietary investments and management of global investment portfolio (including listed and unlisted equity shares investments and movie income right investments).

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resources allocation and performance assessment. Segment performance is evaluated based on reportable segment result, which is a measure of profit before tax from operations. The profit before tax from operations is measured after allocation of ECL, attributable costs of specialized staff, commission paid to asset management segment consistently with the Group’s profit before tax from operations. Net fair value change on derivative financial liability, other income, other gain and corporate expenses such as staff costs not directly attributable to segment
s
, office rental and administrative expenses are excluded from such measurement.
Segment assets exclude property, plant and equipment, amounts due from immediate holding company, prepayments, deposits and other receivables, tax recoverable, cash and bank balances and other unallocated head office and corporate assets as these assets are managed on a group basis.
Segment liabilities exclude tax payable, convertible bond, derivative financial liability, bank borrowings, deferred tax liabilities and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

Segment revenue and results
The
following tables present information by segment, with prior period segment information retrospectively recast to conform to current period presentation:
For the year ended December
 31, 2020

	Capital market solutions HK$	Strategic investment HK$	Total HK$

Segment revenue (Note 5)
Revenue
—from contract with customers	607,263,125	—	607,263,125
—others	—	511,277,048	511,277,048

	607,263,125	511,277,048	1,118,540,173

Segment results	565,271,220	511,277,048	1,076,548,268

Unallocated other income			111,867,468
Unallocated finance costs			(21,510,079)
Unallocated net changes in fair value on derivative financial liability			7,765,148
Corporate and other unallocated expenses			(173,250,588)

Profit before tax			1,001,420,217

Other segment information
Depreciation			30,374
Capital expenditure			110,734

For the year ended December
 31, 2021

	Capital market solutions	Strategic investment	Total
	HK$	HK$	HK$

Segment revenue (Note 5)
Revenue
—from contract with customers	680,477,636	—	680,477,636
—others	—	717,366,581	717,366,581

	680,477,636	717,366,581	1,397,844,217

Segment results	658,504,447	717,366,581	1,375,871,028

Unallocated other income			125,538,171
Unallocated finance costs			(12,825,923)
Corporate and other unallocated expenses			(157,406,721)

Profit before tax			1,331,176,555

Other segment information
Depreciation			44,226

For the year ended December
 31, 2022

	Capital market solutions	Digital solutions and other services	Fashion and luxury media advertising and marketing services	Strategic investment	Total
	HK$	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contract with customers	581,932,693	183,572,996	59,679,071	—	825,184,760
—others	—	—	—	546,696,252	546,696,252

	581,932,693	183,572,996	59,679,071	546,696,252	1,371,881,012

Segment results	564,982,684	166,805,327	21,337,768	546,696,252	1,299,822,031

Unallocated other income					141,461,546
Unallocated other gain					153,487,985
Unallocated finance costs					(6,729,278)
Unallocated net changes in fair value on derivative financial liability					13,347,266
Corporate and other unallocated expenses					(239,691,077)

Profit before tax					1,361,698,473

Other segment information
Depreciation and amortization					5,784,258

Segment assets and liabilities

	December 31, 2021	December 31, 2022
	HK$	HK$
Segment assets
Capital market solutions	237,529,210	81,323,982
Digital solutions and other services	—	184,735,467
Fashion and luxury media advertising and marketing services	—	731,083,960
Strategic investment	3,755,921,604	2,966,329,496

Total segment assets	3,993,450,814	3,963,472,905
Unallocated corporate assets	2,693,387,229	4,307,818,867

Total assets	6,686,838,043	8,271,291,772

Segment liabilities
Capital market solutions	155,651,880	—
Digital solutions and other services	—	18,117,399
Fashion and luxury media advertising and marketing services	—	181,455,718

Total segment liabilities	155,651,880	199,573,117
Unallocated corporate liabilities	742,312,989	255,090,510

Total liabilities	897,964,869	454,663,627

Geographical information
The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the customers:
For the year ended December 31, 2020

Capital market solutions HK$

China (including Hong Kong)	590,441,983
Others	16,821,142

607,263,125

For the year ended December 31, 2021

Capital market solutions HK$

China (including Hong Kong)	676,711,632
Others	3,766,004

680,477,636

For the year ended December 31, 2022

	Capital markets solutions	Digital solutions and other services	Fashion and luxury media advertising and marketing services	Total
	HK$	HK$	HK$	HK$

China (including Hong Kong)	581,932,693	182,111,835	23,862,618	787,907,146
Europe	—	—	18,030,423	18,030,423
America	—	—	9,411,504	9,411,504
Others	—	1,461,161	8,374,526	9,835,687

	581,932,693	183,572,996	59,679,071	825,184,760

As of December 31, 2022,
non-current
assets other than financial instruments of HK$
66,000
 (2021:HK$
15,238,000
), HK$90,577,000 (2021:Nil) and HK
$
724,254,000
 (2021:
Nil
), for the purpose of geographical information were

located in Hong Kong, Singapore and Europe, respectively.